DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Description Of Business [Abstract]
DESCRIPTION OF BUSINESS

Note 1 — Description of Business

Canterbury Resources, Inc. (“Canterbury”) was organized under the laws of the State of Nevada on September 2, 2008. Canterbury’s initial business plan was to acquire and explore mineral properties.

Exchange Agreement

On September 21, 2012 Echo Automotive LLC (“Echo”) and DBPJ Stock Holding, LLC, sole member of Echo (the “Echo Member”) entered into an exchange agreement (the “Exchange Agreement”) with Canterbury. The Exchange Agreement resulted in the Echo Member receiving a total of 52,500,000 shares of common stock of Canterbury in exchange for 100% of the issued and outstanding units of Echo. In accordance with the terms of the Exchange Agreement, the shares received by the Echo Member represented 70% of the issued and outstanding common stock of Canterbury at the time of the Exchange Agreement. As part of the exchange, Canterbury changed its name to Echo Automotive, Inc.

Operations

Echo Automotive, Inc. (the Company) is developing a set of technologies that it believes will reduce overall fuel expenses in commercial fleet vehicles by augmenting existing powertrains with highly efficient electrical energy delivered by electric motors powered by Echo’s modular plug-in battery modules. Echo believes this technology will achieve an immediate return on investment for each individual vehicle in a fleet.

The Company’s operations have previously been funded by advances and subsequent equity conversions by the majority stockholders. Future funding is expected to be provided in part by equity investments from other accredited investors. There can be no assurance that any of these strategies will be achieved on terms attractive to us.

NOTE 1 — DESCRIPTION OF BUSINESS

Canterbury Resources, Inc. (“Canterbury”) was organized under the laws of the State of Nevada on September 2, 2008. Canterbury’s initial business plan was to acquire and explore mineral properties.

Exchange Agreement

On September 21, 2012, Echo Automotive LLC (“Echo LLC”) and DBPJ Stock Holding, LLC, sole member of Echo (the “Echo LLC Member”) completed an exchange agreement (the “Exchange Agreement”) with Canterbury. At the closing of the Exchange Agreement, the Echo LLC Member received a total of 52,500,000 shares of common stock of Canterbury in exchange for 100% of the issued and outstanding units of Echo LLC. In accordance with the terms of the Exchange Agreement, the shares received by the Echo LLC Member represent 70% of the issued and outstanding common stock of Canterbury. As part of the exchange, Canterbury changed its name to Echo Automotive, Inc.

Operations

Echo Automotive, Inc. (the Company) is developing a set of technologies that it believes will reduce overall fuel expenses in commercial fleet vehicles by augmenting existing powertrains with highly efficient electrical energy delivered by electric motors powered by the Company’s modular plug-in battery modules. The Company believes this technology will achieve an immediate return on investment for each individual vehicle in a fleet.

The Company’s operations have previously been funded by advances and subsequent equity conversions by the majority stockholders. Future funding is expected to be provided by private placement of the Company’s common stock and warrants to purchase shares of the Company’s common stock to accredited investors, including institutional investors, and bridge financing. There can be no assurance that any of these strategies will be achieved on terms attractive to the Company.